Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Purchases of property, plant and equipment	$ 6,606	$ 6,900	$ 6,250
Net repayment of interest bearing liabilities	8,395	2,047	2,604
Dividends paid to non-controlling interests	$ 2,127	$ 1,043	1,198
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Purchases of property, plant and equipment			443
Net repayment of interest bearing liabilities			6
Dividends paid to non-controlling interests			$ 7